ACQUISITION OF EMPIRE (Details Narrative) - USD ($)			12 Months Ended
	Sep. 30, 2021	Dec. 15, 2020	Dec. 31, 2021	Sep. 30, 2022	Jul. 31, 2022	Jul. 22, 2022	Jan. 24, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Stock issued during period value acquisitions			$ 18,414,000
Common stock par value	$ 0.001		$ 0.001	$ 0.001				$ 0.001
Debt instrument face amount	$ 25,000				$ 37,714,966	$ 37,714,966	$ 55,000
Debt instrument maturity date		Jun. 15, 2021
Empire Acquisition [Member]
Business Acquisition [Line Items]
Common stock par value	$ 0.001
Repayment of debt	$ 1,000,000
Debt instrument face amount	$ 3,700,000
Debt instrument maturity date	Sep. 30, 2023
Restricted Stock [Member] | Empire Acquisition [Member]
Business Acquisition [Line Items]
Stock issued during period value acquisitions	$ 1,650,000